November 1, 1996




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549



       Re:  Van Kampen American Capital Tax Free Money Fund,
            Prospectus filing pursuant to Rule 497(j)
            (File Nos. 33-6745 and 811-4718)



Ladies and Gentlemen:



          Van Kampen American Capital Tax Free Money Fund (the "Registrant"), filed via EDGAR on October 28, 1996, a copy of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485 (a) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "Securities Act"), and under the Investment Company Act of 1940, as amended.


          In accordance with the provisions of Rule 497 (j) of the 1933 Act Rules this letter serves to certify that the Prospectus contained in the Registration Statement does not differ from that which would have been filed pursuant to Rule 497 (c) of the Securities Act.


          A copy of the Registrant's Statement of Additional
Information, dated October 28, 1996, was filed under separate cover pursuant to Rule 497 (c) of the Securities Act.


          Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (630) 684-6774.



                                   Very truly yours,



                                   /s/ Nicholas Dalmaso
                                   --------------------
                                   Nicholas Dalmaso
                                   Assistant Secretary